INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION	The components of the income tax provision are:
	As of
	June 30, 2025	June 30, 2024
Current	$(170,825)	$(289,039)
Deferred	-	-
Total income tax provision	$(170,825)	$(289,039)

SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the six months ended June 30,
	2025	2024
Net income before provision for income taxes	$(2,451,344)	$(24,208)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(612,835)	(6,052)

Additional deduction for R&D expenses	(188,480)
Effect of preferential tax of PRC subsidiary	37,849
Changes in valuation allowance	5,360	167,204
Effect of income tax rate differences in jurisdictions other than mainland China	690,514	120,809
Tax effect of non-deductible items	238,417	7,078
Income tax expense	$170,825	$289,039
Effective tax rates	(7)%	(1194)%